Exhibit 99.3

CHASE ISSUANCE TRUST

CHASEseries Monthly Noteholders’ Statement

Monthly Period: April 2020

The undersigned, a duly authorized representative of JPMorgan Chase Bank, National Association (the “Bank”), as Servicer pursuant to the Fourth Amended and Restated Transfer and Servicing Agreement, dated as of January 20, 2016 (as amended, supplemented or otherwise modified, the “ Transfer and Servicing Agreement”), by and among the Chase Card Funding LLC, as Transferor, the Bank, as Servicer and Administrator, Chase Issuance Trust, as Issuing Entity, and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, does hereby certify as follows:

A.	Information regarding the Current Distribution to Noteholders

1.	The total amount of the distribution to Noteholders on the Payment Date May 15, 2020 per $1,000 Initial Outstanding Dollar Principal Amount

Tranche	Amount
Class A (2012-07)	1.80000
Class A (2014-02)	2.30833
Class A (2016-03)	1.13667
Class A (2016-04)	1.24167
Class A (2017-02)	1.01167
Class A (2018-01)	0.84500
Class A (2020-01)	1.27500
Class B (2017-01)	1.19500
Class C (2017-01)	1.39500

2.	The amount of the distribution set forth in item 1 in respect of interest on the Notes per $1,000 Initial Outstanding Dollar Principal Amount

Tranche	Amount	Interest Rate
Class A (2012-07)	1.80000	2.16000%
Class A (2014-02)	2.30833	2.77000%
Class A (2016-03)	1.13667	1.36400%
Class A (2016-04)	1.24167	1.49000%
Class A (2017-02)	1.01167	1.21400%
Class A (2018-01)	0.84500	1.01400%
Class A (2020-01)	1.27500	1.53000%
Class B (2017-01)	1.19500	1.43400%
Class C (2017-01)	1.39500	1.67400%

3.	The amount of the distribution set forth in item 1 in respect of principal on the Notes per $1,000 Initial Outstanding Dollar Principal Amount

Tranche	Amount
Class A (2012-07)	0.00000
Class A (2014-02)	0.00000
Class A (2016-03)	0.00000
Class A (2016-04)	0.00000
Class A (2017-02)	0.00000
Class A (2018-01)	0.00000
Class A (2020-01)	0.00000
Class B (2017-01)	0.00000
Class C (2017-01)	0.00000

B.	Information regarding the Tranches of Notes of the CHASEseries

1.	Outstanding Dollar Principal Amount and Nominal Liquidation Amount of Tranches of Notes of the CHASEseries for the related Monthly Period

Tranche	Initial Outstanding Dollar Principal Amount	Outstanding Dollar Principal Amount	Adjusted Outstanding Dollar Principal Amount	Nominal Liquidation Amount
Class A (2012-07)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class A (2014-02)	625,000,000.00	625,000,000.00	625,000,000.00	625,000,000.00
Class A (2016-03)	525,000,000.00	525,000,000.00	525,000,000.00	525,000,000.00
Class A (2016-04)	850,000,000.00	850,000,000.00	637,500,000.00	637,500,000.00
Class A (2017-02)	650,000,000.00	650,000,000.00	650,000,000.00	650,000,000.00
Class A (2018-01)	1,400,000,000.00	1,400,000,000.00	1,400,000,000.00	1,400,000,000.00
Class A (2020-01)	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00	1,000,000,000.00

Total Class A	5,800,000,000.00	5,800,000,000.00	5,587,500,000.00	5,587,500,000.00
Class B (2017-01)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00

Total Class B	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00
Class C (2017-01)	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00

Total Class C	750,000,000.00	750,000,000.00	750,000,000.00	750,000,000.00

Total	7,300,000,000.00	7,300,000,000.00	7,087,500,000.00	7,087,500,000.00

2.	Nominal Liquidation Amount of Notes of the CHASEseries

Tranche	Beginning Nominal Liquidation Amount	Increases from amounts withdrawn from the Principal Funding Subaccounts in respect of Prefunding Excess Amounts	Reimbursements of prior Nominal Liquidation Amount Deficits from Available Finance Charge Collections	Reductions due to reallocations of Available Principal Collections and Investor Charge-Offs	Reductions due to amounts deposited to the Principal Funding Subaccounts	Ending Nominal Liquidation Amount
Class A (2012-07)	750,000,000.00	0.00	0.00	0.00	0.00	750,000,000.00
Class A (2014-02)	625,000,000.00	0.00	0.00	0.00	0.00	625,000,000.00
Class A (2016-03)	525,000,000.00	0.00	0.00	0.00	0.00	525,000,000.00
Class A (2016-04)	637,500,000.00	0.00	0.00	0.00	(212,500,000.00)	425,000,000.00
Class A (2017-02)	650,000,000.00	0.00	0.00	0.00	0.00	650,000,000.00
Class A (2018-01)	1,400,000,000.00	0.00	0.00	0.00	0.00	1,400,000,000.00
Class A (2020-01)	1,000,000,000.00	0.00	0.00	0.00	0.00	1,000,000,000.00

Total Class A	5,587,500,000.00	0.00	0.00	0.00	(212,500,000.00)	5,375,000,000.00
Class B (2017-01)	750,000,000.00	0.00	0.00	0.00	0.00	750,000,000.00

Total Class B	750,000,000.00	0.00	0.00	0.00	0.00	750,000,000.00
Class C (2017-01)	750,000,000.00	0.00	0.00	0.00	0.00	750,000,000.00

Total Class C	750,000,000.00	0.00	0.00	0.00	0.00	750,000,000.00

Total	7,087,500,000.00	0.00	0.00	0.00	(212,500,000.00)	6,875,000,000.00

3.	CHASEseries Interest Funding Account Sub-Accounts

Tranche	Beginning Interest Funding Subaccount Balance	Targeted deposit to the Interest Funding Subaccount with respect to the current period	Previous shortfalls of targeted deposits to the Interest Funding Subaccount	Actual deposit to the Interest Funding Subaccount	Amount withdrawn from the Interest Funding Subaccount for payment to Noteholders	Other Withdrawals	Ending Interest Funding Subaccount Balance
Class A (2012-07)	0.00	1,350,000.00	0.00	1,350,000.00	(1,350,000.00)	0.00	0.00
Class A (2014-02)	0.00	1,442,708.33	0.00	1,442,708.33	(1,442,708.33)	0.00	0.00
Class A (2016-03)	0.00	596,750.00	0.00	596,750.00	(596,750.00)	0.00	0.00
Class A (2016-04)	0.00	1,055,416.67	0.00	1,055,416.67	(1,055,416.67)	0.00	0.00
Class A (2017-02)	0.00	657,583.33	0.00	657,583.33	(657,583.33)	0.00	0.00
Class A (2018-01)	0.00	1,183,000.00	0.00	1,183,000.00	(1,183,000.00)	0.00	0.00
Class A (2020-01)	0.00	1,275,000.00	0.00	1,275,000.00	(1,275,000.00)	0.00	0.00

Total Class A	0.00	7,560,458.33	0.00	7,560,458.33	(7,560,458.33)	0.00	0.00
Class B (2017-01)	0.00	896,250.00	0.00	896,250.00	(896,250.00)	0.00	0.00

Total Class B	0.00	896,250.00	0.00	896,250.00	(896,250.00)	0.00	0.00
Class C (2017-01)	0.00	1,046,250.00	0.00	1,046,250.00	(1,046,250.00)	0.00	0.00

Total Class C	0.00	1,046,250.00	0.00	1,046,250.00	(1,046,250.00)	0.00	0.00

Total	0.00	9,502,958.33	0.00	9,502,958.33	(9,502,958.33)	0.00	0.00

4.	CHASEseries Principal Funding Account Sub-Accounts

Tranche	Beginning Principal Funding Subaccount Balance	Targeted deposit to the Principal Funding Subaccount with respect to the current period	Previous shortfalls of targeted deposits to the Principal Funding Subaccount	Actual deposit to the Principal Funding Subaccount	Amount withdrawn from the Principal Funding Subaccount for payment to Noteholders	Other Withdrawals	Ending Principal Funding Subaccount Balance
Class A (2012-07)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2014-02)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2016-03)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2016-04)	212,500,000.00	212,500,000.00	0.00	212,500,000.00	0.00	0.00	425,000,000.00
Class A (2017-02)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2018-01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class A (2020-01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total Class A	212,500,000.00	212,500,000.00	0.00	212,500,000.00	0.00	0.00	425,000,000.00
Class B (2017-01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total Class B	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C (2017-01)	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total Class C	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Total	212,500,000.00	212,500,000.00	0.00	212,500,000.00	0.00	0.00	425,000,000.00

5.	CHASEseries Class C Reserve Sub-Accounts

Tranche	Beginning Class C Reserve Subaccount Balance	Class C Reserve Subaccount earnings for the current period	Targeted deposit to the Class C Reserve Subaccount	Actual deposit to the Class C Reserve Subaccount, including Excess Amounts	Amount withdrawn in respect of payment of interest or principal to Noteholders	Withdrawal of Excess Amounts pursuant to subsection 3.25(c) of the Indenture Supplement	Ending Class C Reserve Subaccount Balance
Class C (2017-01)	109,500,000.00	13,780.43	0.00	0.00	0.00	(13,780.43)	109,500,000.00

Total Class C	109,500,000.00	13,780.43	0.00	0.00	0.00	(13,780.43)	109,500,000.00

Total	109,500,000.00	13,780.43	0.00	0.00	0.00	(13,780.43)	109,500,000.00

6.	Class A Required Subordinated Amount of Class B and Class C Notes and Class A Usage of Class B and Class C Required Subordinated Amounts

Tranche	Required Subordinated Amount of Class B Notes as of the close of business on the related Note Transfer Date	Required Subordinated Amount of Class C Notes as of the close of business on the related Note Transfer Date	Class A Usage of Class B Required Subordinated Amount for the current period	Class A Usage of Class C Required Subordinated Amount for the current period	Cumulative Class A Usage of Class B Required Subordinated Amount	Cumulative Class A Usage of Class C Required Subordinated Amount
Class A (2012-07)	61,046,475.00	61,046,475.00	0.00	0.00	0.00	0.00
Class A (2014-02)	50,872,062.50	50,872,062.50	0.00	0.00	0.00	0.00
Class A (2016-03)	42,732,532.50	42,732,532.50	0.00	0.00	0.00	0.00
Class A (2016-04)	51,889,503.75	51,889,503.75	0.00	0.00	0.00	0.00
Class A (2017-02)	52,906,945.00	52,906,945.00	0.00	0.00	0.00	0.00
Class A (2018-01)	113,953,420.00	113,953,420.00	0.00	0.00	0.00	0.00
Class A (2020-01)	81,395,300.00	81,395,300.00	0.00	0.00	0.00	0.00

Total	454,796,238.75	454,796,238.75	0.00	0.00	0.00	0.00

7.	Class B Required Subordinated Amount of Class C Notes and Class B Usage of Class C Required Subordinated Amounts

Tranche	Required Subordinated Amount of Class C Notes as of the close of business on the related Note Transfer Date	Class B Usage of Class C Required Subordinated Amount for the current period	Cumulative Class B Usage of Class C Required Subordinated Amount
Class B (2017-01)	477,015,871.61	0.00	0.00

Total	477,015,871.61	0.00	0.00

C.	Information regarding the performance of the CHASEseries

	April Monthly Period	March Monthly Period	February Monthly Period
Yield - Finance Charge, Fees & Interchange	16.69%	18.88%	19.45%
Plus: Yield - Collections of Discount Receivables	0.00%	0.00%	0.00%
Less: Net Credit Losses	2.43%	2.48%	2.20%

(a) Portfolio Yield	14.26%	16.40%	17.25%

Less:
Coupon	1.56%	1.53%	2.09%
Plus: Servicing Fee	1.50%	1.50%	1.50%

(b) Base Rate	3.06%	3.03%	3.59%

(a) - (b) = Excess Spread Percentage	11.20%	13.37%	13.66%

Three Month Average Excess Spread Percentage	12.74%	13.22%	13.74%

Excess Spread Amount paid to Transferor	$66,499,491.60	$109,135,839.24	$102,529,626.84

Principal Payment Rate	32.14%	36.18%	34.25%

JPMorgan Chase Bank, National Association, as Servicer

By: /s/ Patricia M. Garvey
Patricia M. Garvey
Executive Director